Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
8.	Other Current Assets
Other current assets consist of the following:
	December 31, 2022	December 31, 2021
Income tax receivable	$—	$3,274
Cloud computing arrangements implementation costs	624	—
Other current assets	126	34
	$750	$3,308